USE OF ESTIMATES, ASSUMPTIONS, AND JUDGEMENTS (Narrative) (Details)	12 Months Ended
Dec. 31, 2023 $ / oz $ / T
Gold Commodity Type
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory
Long term prices used for reserves and resource estimates related to commodity	1,600
Gold Commodity Type | San Jose Mine
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory
Long term prices used for reserves and resource estimates related to commodity	1,880
Silver Commodity Type
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory
Long term prices used for reserves and resource estimates related to commodity	21
Silver Commodity Type | San Jose Mine
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory
Long term prices used for reserves and resource estimates related to commodity	23.90
Lead Commodity
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory
Long term prices used for reserves and resource estimates related to commodity | $ / T	2,000
Zinc Commodity
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory
Long term prices used for reserves and resource estimates related to commodity | $ / T	2,600